Intangible assets, Cash Generating Units (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [Abstract]
Intangible assets other than goodwill	$ 416,134	$ 109,663	$ 58,984
TLX591-CDx (Illuccix) [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Definite
Operating Segment	Precision Medicine
Intangible assets other than goodwill	$ 6,947	10,876
TLX66-C Dx [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Definite
Operating Segment	Precision Medicine
Intangible assets other than goodwill	$ 768	0
Patents [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Definite
Operating Segment	Precision Medicine
Intangible assets other than goodwill	$ 598	529
SENSEI [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Indefinite
Operating Segment	Precision Medicine
Intangible assets other than goodwill	$ 54,572	50,346
Dedicaid, QDOSE [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Indefinite
Operating Segment	Precision Medicine
Intangible assets other than goodwill	$ 3,604	1,697
TLX101 [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Indefinite
Operating Segment	Therapeutics
Intangible assets other than goodwill	$ 1,913	1,613
QSAM (153Sm-DOTMP) [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Indefinite
Operating Segment	Therapeutics
Intangible assets other than goodwill	$ 149,761	0
TLX591 [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Indefinite
Operating Segment	Therapeutics
Intangible assets other than goodwill	$ 18,074	17,912
TLX66 [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Indefinite
Operating Segment	Therapeutics
Intangible assets other than goodwill	$ 17,159	15,569
TLX300 [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Indefinite
Operating Segment	Therapeutics
Intangible assets other than goodwill	$ 6,823	6,823
ARTMS [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Indefinite
Operating Segment	Manufacturing solutions
Intangible assets other than goodwill	$ 123,613	0
IsoTherapeutics [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Definite and indefinite
Operating Segment	Manufacturing solutions
Intangible assets other than goodwill	$ 19,811	0
Brussels South and Optimal Tracers [Member]
Disclosure of information for cash-generating units [Abstract]
Useful life	Definite
Operating Segment	Manufacturing solutions
Intangible assets other than goodwill	$ 12,491	$ 4,298